Subsequent Events (Details) $ / shares in Units, $ in Millions	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Investment Interest Rate				4.50%	4.50%
Purchase agreement (in Dollars per share) | $ / shares		$ 100
Acquisition of pursuant agreement		$ 2.8	¥ 20,000,000
Forecast [Member]
Subsequent Event [Line Items]
Pursuant of amendments | ¥	¥ 8,000,000
Investment Interest Rate	5.50%